UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2405

Name of Fund: Merrill Lynch Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                         Shares
Industry                                   Held   Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.4%              800,000   Honeywell International, Inc.                                $    32,240,000
                                        400,000   Raytheon Co.                                                      17,828,000
                                        475,000   United Technologies Corp.                                         30,124,500
                                                                                                               ---------------
                                                                                                                    80,192,500
------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                      250,000   Harley-Davidson, Inc.                                             13,722,500
------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                        475,000   Anheuser-Busch Cos., Inc.                                         21,655,250
                                        900,000   Coca-Cola Enterprises, Inc.                                       18,333,000
                                                                                                               ---------------
                                                                                                                    39,988,250
------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                950,000   Masco Corp.                                                       28,158,000
------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                  800,000   Mellon Financial Corp.                                            27,544,000
                                        550,000   Morgan Stanley                                                    34,765,500
                                                                                                               ---------------
                                                                                                                    62,309,500
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                        600,000   E.I. du Pont de Nemours & Co.                                     24,960,000
------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%                 500,000   PNC Financial Services Group, Inc.                                35,085,000
                                        550,000   Wells Fargo & Co.                                                 36,894,000
                                                                                                               ---------------
                                                                                                                    71,979,000
------------------------------------------------------------------------------------------------------------------------------
Communications                        1,800,000   Cisco Systems, Inc. (a)                                           35,154,000
Equipment - 2.3%                        150,000   CommScope, Inc. (a)                                                4,713,000
                                        900,000   Juniper Networks, Inc. (a)(c)                                     14,391,000
                                                                                                               ---------------
                                                                                                                    54,258,000
------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.1%          750,000   Hewlett-Packard Co.                                               23,760,000
                                        250,000   International Business Machines Corp.                             19,205,000
                                      1,500,000   Sun Microsystems, Inc. (a)                                         6,225,000
                                                                                                               ---------------
                                                                                                                    49,190,000
------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                   710,000   Citigroup, Inc.                                                   34,250,400
Services - 2.4%                         565,000   JPMorgan Chase & Co.                                              23,730,000
                                                                                                               ---------------
                                                                                                                    57,980,400
------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           850,000   Verizon Communications, Inc.                                      28,466,500
Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                      300,000   GlobalSantaFe Corp.                                               17,325,000
Services - 2.3%                         200,000   Schlumberger Ltd.                                                 13,022,000
                                        500,000   Weatherford International Ltd. (a)(c)                             24,810,000
                                                                                                               ---------------
                                                                                                                    55,157,000
------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.2%                    750,000   Cadbury Schweppes Plc                                             29,115,000
                                        290,000   General Mills, Inc.                                               14,981,400
                                        120,000   Nestle SA Registered Shares                                       37,616,327
                                        855,000   Unilever NV (b)                                                   19,280,250
                                                                                                               ---------------
                                                                                                                   100,992,977
------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                 950,000   Baxter International, Inc.                                        34,922,000
Supplies - 1.5%
------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 380,000   AmerisourceBergen Corp.                                           15,929,600
Services - 1.4%                         400,000   HCA, Inc.                                                         17,260,000
                                                                                                               ---------------
                                                                                                                    33,189,600
------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                   870,000   McDonald's Corp.                                                  29,232,000
Leisure - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%               600,000   Kimberly-Clark Corp.                                              37,020,000
------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                    1,000,000   Accenture Ltd. Class A                                            28,320,000
------------------------------------------------------------------------------------------------------------------------------
Industrial                              190,000   3M Co.                                                            15,346,300
Conglomerates - 4.8%                  1,100,000   General Electric Co.                                              36,256,000
                                        375,000   Textron, Inc.                                                     34,567,500
                                      1,000,000   Tyco International Ltd.                                           27,500,000
                                                                                                               ---------------
                                                                                                                   113,669,800
------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

                                         Shares
Industry                                   Held   Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.8%                        665,000   ACE Ltd.                                                     $    33,642,350
                                        545,000   American International Group, Inc.                                32,182,250
                                        500,000   Endurance Specialty Holdings Ltd.                                 16,000,000
                                        630,000   Genworth Financial, Inc. Class A                                  21,949,200
                                        290,000   Prudential Financial, Inc.                                        22,533,000
                                        250,000   RenaissanceRe Holdings Ltd.                                       12,115,000
                                                                                                               ---------------
                                                                                                                   138,421,800
------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                        500,000   Dover Corp.                                                       24,715,000
------------------------------------------------------------------------------------------------------------------------------
Media - 2.4%                            300,000   CBS Corp. Class B                                                  8,115,000
                                        500,000   Comcast Corp. Special Class A (a)                                 16,390,000
                                        955,700   Interpublic Group of Cos., Inc. (a)(c)                             7,980,095
                                        250,000   Viacom, Inc. Class B (a)                                           8,960,000
                                        500,000   Walt Disney Co. (c)                                               15,000,000
                                                                                                               ---------------
                                                                                                                    56,445,095
------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                  615,000   Alcoa, Inc.                                                       19,901,400
                                         50,000   United States Steel Corp.                                          3,506,000
                                                                                                               ---------------
                                                                                                                    23,407,400
------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                   475,000   Devon Energy Corp.                                                28,694,750
Fuels - 5.0%                            500,000   EnCana Corp.                                                      26,320,000
                                        235,000   Exxon Mobil Corp.                                                 14,417,250
                                        665,000   Murphy Oil Corp.                                                  37,146,900
                                        200,000   Total SA (b)                                                      13,104,000
                                                                                                               ---------------
                                                                                                                   119,682,900
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.6%          850,000   International Paper Co.                                           27,455,000
                                        150,000   Weyerhaeuser Co.                                                   9,337,500
                                                                                                               ---------------
                                                                                                                    36,792,500
------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%                  400,000   GlaxoSmithKline Plc (b)                                           22,320,000
                                        900,000   Schering-Plough Corp.                                             17,127,000
                                        775,000   Wyeth                                                             34,417,750
                                                                                                               ---------------
                                                                                                                    73,864,750
------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor          650,000   Applied Materials, Inc.                                           10,582,000
Equipment - 0.9%                        450,000   Intersil Corp. Class A                                            10,462,500
                                                                                                               ---------------
                                                                                                                    21,044,500
------------------------------------------------------------------------------------------------------------------------------
Software - 1.7%                         200,000   Electronic Arts, Inc. (a)                                          8,608,000
                                        650,000   Microsoft Corp.                                                   15,145,000
                                      1,130,000   Symantec Corp. (a)(c)                                             17,560,200
                                                                                                               ---------------
                                                                                                                    41,313,200
------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                 950,000   Limited Brands                                                    24,310,500
                                        200,000   Office Depot, Inc. (a)                                             7,600,000
                                                                                                               ---------------
                                                                                                                    31,910,500
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks (Cost - $1,128,763,756) - 63.6%            1,511,305,672
------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest   Mutual Funds
------------------------------------------------------------------------------------------------------------------------------
                                  $ 734,000,000   Master Core Bond Portfolio (d)                                   820,684,428
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Mutual Funds (Cost - $834,803,439) - 34.6%                 820,684,428
------------------------------------------------------------------------------------------------------------------------------

                                                  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------
                                     39,277,448   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                                  4.78% (d)(f)                                                      39,277,448
                                     43,002,650   Merrill Lynch Liquidity Series, LLC Money Market Series,
                                                  5.22% (d)(e)(f)                                                   43,002,650
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities (Cost - $82,280,098) - 3.5%           82,280,098
------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $2,045,847,293*) - 101.7%            2,414,270,198

                                                  Liabilities in Excess of Other Assets - (1.7%)                   (40,602,828)
                                                                                                               ---------------
                                                  Net Assets - 100.0%                                          $ 2,373,667,370
                                                                                                               ===============

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,058,098,108
                                                                ===============
      Gross unrealized appreciation                             $   443,228,303
      Gross unrealized depreciation                                 (87,056,213)
                                                                ---------------
      Net unrealized appreciation                               $   356,172,090
                                                                ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


      ----------------------------------------------------------------------------------------------------------
                                                                            Net                Dividend/Interest
      Affiliate                                                           Activity                  Income
      ----------------------------------------------------------------------------------------------------------
      Master Core Bond Portfolio                                       $(115,000,000)          $      31,767,606
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $   5,733,426           $       1,053,577
      Merrill Lynch Liquidity Series, LLC Money Market Series          $ (24,839,800)          $         226,113
      ----------------------------------------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Represents the current yield as of 6/30/2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 23, 2006